Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost, unrealized gains and losses, and fair value
		Fair Value Measurements as of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Held-to-maturity investments
Treasury securities	$149,996	$-	$(1)	$149,995
Commercial paper	37,963	-	(15)	37,948
Corporate bonds and notes	49,892	-	(63)	49,829

Total held-to-maturity investments	$237,851	$-	$(79)	$237,772

Schedule of investment maturity
	December 31, 2020
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$201,881	$201,864
Due after one year through five years	35,970	35,908

Total held-to-maturity securities	$237,851	$237,772